12235 El Camino Real, Suite 200 San Diego, CA 92130-3002 PHONE 858.350.2300 FAX 858.350.2399 www.wsgr.com

March 18, 2010

VIA EDGAR AND OVERNIGHT DELIVERY

Securities and Exchange Commission

Division of Corporation Finance

100 F Street N.E.

Washington, D.C. 20549

Mail Stop 3030

Attention:	Mary Beth Breslin, Senior Attorney
Joseph McCann, Staff Attorney
Julie Sherman, Staff Accountant
Jay Webb, Reviewing Accountant

Re:	MaxLinear, Inc.
Registration Statement on Form S-1
Filed November 6, 2009
File No. 333-162947

Ladies and Gentlemen:

We are submitting this letter on behalf of MaxLinear, Inc. (the “Company”), in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated March 11, 2010 (the “Staff Letter”) relating to the Company’s Registration Statement on Form S-1 (File No. 333-162947) (the “Registration Statement”).

The Company is concurrently filing Amendment No. 5 to the Registration Statement (“Amendment No. 5”), marked in accordance with Rule 310 of Regulation S-T. For the convenience of the Staff, we are providing by overnight delivery to the Staff a copy of this letter and two marked copies of Amendment No. 5 (against the Registration Statement filed on March 5, 2010).

Rule 424(a) prospectus filed March 8, 2010

1.	We note your filing of a preliminary prospectus pursuant to Rule 424(a) on March 8, 2010. Please file a pre-effective amendment reflecting any substantive changes in the revised prospectus from the previously filed prospectus. Refer to Question 220.02 of our Securities Act Rules Compliance and Disclosure Interpretations, available on our website at www.sec.gov.

The Company acknowledges the Staff’s comment and has, concurrently with the filing of this response letter, filed Amendment No. 5.

Securities and Exchange Commission

Division of Corporation Finance

March 18, 2010

Amendment No. 4 to Form S-1 filed March 5, 2010

Prospectus Summary, page 1

2.	Please file the consent of IMS Research to your use of its industry data cited on pages 1 and 59 of your prospectus. Refer to Rule 436. Please also provide us with a copy of the referenced work. We may have further comment after reviewing the materials.

The Company respectfully acknowledges the Staff’s comment and has filed the IMS Research consent as Exhibit 23.3 to the Registration Statement. In addition, the Company respectfully informs the Staff that it has previously submitted a copy of the referenced work via Federal Express on March 8, 2010.

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Other Matters

Amendment No. 5 is filed herewith in response to the Staff’s comments. The Company confirms that no additional material changes were made in Amendment No. 5 for reasons other than (i) in response to the Staff’s comments and (ii) as noted in this response letter.

Please acknowledge receipt of this letter and the enclosed materials by stamping the enclosed duplicate of this letter and returning it to the undersigned in the envelope provided.

Please direct your questions or comments to Robert Kornegay of this office (650-320-4533) or me (858-350-2364). In addition, please provide a facsimile of any additional comments you may have to the attention of Mr. Kornegay and me at (650-493-6811). Thank you for your assistance.

Respectfully submitted, WILSON SONSINI GOODRICH & ROSATI Professional Corporation

/s/ Anthony G. Mauriello
Anthony G. Mauriello

Enclosures

cc:	Kishore Seendripu, Ph.D., MaxLinear, Inc.
Joe D. Campa, MaxLinear, Inc.
Robert F. Kornegay, Wilson Sonsini Goodrich & Rosati, P.C